HUNTINGTON ASSET SERVICES, INC.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

July 9, 2012

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re:	Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Sir or Madam:

Enclosed for filing is Post-Effective Amendment (“PEA”) No. 244 to the registration statement on Form N-1A of Unified Series Trust (the “Trust”) in respect of its new series, Crawford Dividend Opportunity Fund (the “Fund”).

We respectfully request that the SEC Staff selectively review only those sections of the Prospectus and SAI that relate to the new Fund as set forth below. We hereby affirm to the Staff that the other sections in the Fund’s Prospectus and SAI are the same in all material respects as the standard provisions included in numerous Trust filings, which previously have been reviewed by the Staff.

PROSPECTUS

SUMMARY SECTION

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies & Principal Risks

Portfolio Management

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser

Portfolio Manager

SAI

DESCRIPTION OF THE TRUST AND FUND

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS

INVESTMENT LIMITATIONS

INVESTMENT ADVISER

Please contact Dee Anne Sjögren at (314) 552-6295 with your comments.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President